Condensed Statements of Comprehensive Loss (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Jul. 31, 2010	Apr. 30, 2010	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net loss	$ 4,476	$ 35,690	$ (39,697)	$ (59,195)	$ 14,645	$ (41,703)	$ (24,173)	$ (81,875)	$ (58,726)	$ (133,106)	$ (267,404)
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments									(2,059)	(840)	14,569
Unrealized (loss) gain on available-for-sale securities, net of reclassification adjustments and tax									(21,634)	(7,818)	10,678
Unrealized (loss) gain on cash flow hedges, net of reclassification adjustments and tax									280	(206)	3,815
Other comprehensive (loss) income									(23,413)	(8,864)	29,062
Comprehensive loss, net of tax									(77,819)	(137,444)	(244,842)
Parent Company [Member]
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments									2,772	3,491	8,019
Unrealized (loss) gain on available-for-sale securities, net of reclassification adjustments and tax									(21,631)	(7,792)	10,730
Unrealized (loss) gain on cash flow hedges, net of reclassification adjustments and tax									(234)	(37)	3,813
Other comprehensive (loss) income									(19,093)	(4,338)	22,562
Comprehensive loss, net of tax									$ (77,819)	$ (137,444)	$ (244,842)